Intangibles assets and goodwill (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Goodwill	$ 397,538	$ 397,397	$ 401,872	$ 831
Easynvests [Member]
IfrsStatementLineItems [Line Items]
Goodwill	381,266	381,125
Cognitect Inc [Member]
IfrsStatementLineItems [Line Items]
Goodwill	831	831
Spin Pay [Member]
IfrsStatementLineItems [Line Items]
Goodwill	5,060	5,060
Olivia [Member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 10,381	$ 10,381